INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Process Material Stockpiles	$ 3,045	$ 2,520
Concentrate Inventory	3,439	1,861
Materials And Supplies	5,516	3,230
Inventories	$ 12,000	$ 7,611